K. Other Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other income (expense)
Interest income									$ 104	$ 26	$ 15
Unrealized foreign exchange gain (loss)									(342)	217	(352)
Realized foreign exchange gain (loss)									(70)	(79)	83
Government subsidy income									322	92	77
Other non-operating gain (loss)									4	38	1
Gain (loss) on disposal of assets									8	(37)	(80)
Total other income and expense	$ (223)	$ (250)	$ (331)	$ (294)	$ (280)	$ (225)	$ (332)	$ (287)	$ 26	$ 257	$ (256)